DECONSOLIATION OF SUBSIDIARIES - Summary of Gain on deconsolidation of subsidiary (Details) ¥ in Millions			6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
DECONSOLIATION OF SUBSIDIARIES
Fair value of consideration received			$ 0
Fair value of retained investment			0
Carrying amount of Red5's net liabilities deconsolidated			60,231,633
Less: Carrying amount of noncontrolling interest			(47,945,622)
Gain on deconsolidated of subsidiary			$ 12,286,011
Red5 Studio Inc.
DECONSOLIATION OF SUBSIDIARIES
Gain on deconsolidated of subsidiary	¥ 9.5	$ 1,500,000